Summary of significant accounting policies - Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 6,662	¥ 45,860	¥ 45,545	¥ 45,988
Buildings | Minimum
Property, plant and equipment, net
Estimated useful lives	37 years 6 months	37 years 6 months
Buildings | Maximum
Property, plant and equipment, net
Estimated useful lives	50 years	50 years
Leasehold improvements
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Machineries | Minimum
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Machineries | Maximum
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Motor vehicles
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Furniture, fixtures and office equipment | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Furniture, fixtures and office equipment | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Construction-in-progress
Property, plant and equipment, net
Depreciation expense		¥ 0